Changes in Components of Accumulated Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Beginning Balance	¥ 38	¥ (36,263)	¥ (96,056)
Net unrealized gains on investment in securities, net of tax of ¥(8206) million in 2013, ¥(9,529) million in 2014 and ¥(15416) million in 2015	34,914	18,566	17,955
Reclassification adjustment included in net income, net of tax of ¥1,997 million in 2013 and ¥4255 million in 2014, and ¥8501 million in 2015	(25,047)	(7,963)	(4,625)
Defined benefit pension plans, net of tax of ¥(2589) million in 2013 and ¥(1547) million in 2014, and ¥3960 million in 2015	(14,834)	3,848	4,511
Reclassification adjustment included in net income, net of tax of ¥(138) million in 2013, and ¥91 million in 2014, and ¥85 million in 2015	(118)	(278)	248
Foreign currency translation adjustments, net of tax of ¥(5254) million in 2013, and ¥1739 million in 2014, and ¥(7000) million in 2015	38,309	35,425	47,428
Reclassification adjustment included in net income, net of tax of ¥(1971) million in 2013, and ¥17 million in 2014, and ¥120 million in 2015	(1,154)	1,503	3,551
Net unrealized losses on derivative instruments, net of tax of ¥288 million in 2013, and and ¥31 million in 2014, and ¥971 million in 2015	(2,985)	572	(556)
Reclassification adjustment included in net income, net of tax of ¥(328) million in 2013, and ¥ (298) million in 2014, and ¥ (716) million in 2015	2,424	915	824
Total other comprehensive income (loss)	31,509	52,588	69,336
Transaction with noncontrolling interests	(96)		89
Less: Other Comprehensive Income Attributable to the Noncontrolling Interest	(8,025)	12,188	4,230
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	9,295	4,099	5,224
Ending Balance	30,373	38	(36,263)
Net unrealized gains (losses) on investment in securities
Beginning Balance	38,651	28,974	16,145
Net unrealized gains on investment in securities, net of tax of ¥(8206) million in 2013, ¥(9,529) million in 2014 and ¥(15416) million in 2015	34,914	18,566	17,955
Reclassification adjustment included in net income, net of tax of ¥1,997 million in 2013 and ¥4255 million in 2014, and ¥8501 million in 2015	(25,047)	(7,963)	(4,625)
Total other comprehensive income (loss)	9,867	10,603	13,330
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income Attributable to the Noncontrolling Interest	(1,812)	926	501
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	50,330	38,651	28,974
Defined benefit pension plans
Beginning Balance	(6,230)	(9,587)	(14,343)
Defined benefit pension plans, net of tax of ¥(2589) million in 2013 and ¥(1547) million in 2014, and ¥3960 million in 2015	(14,834)	3,848	4,511
Reclassification adjustment included in net income, net of tax of ¥(138) million in 2013, and ¥91 million in 2014, and ¥85 million in 2015	(118)	(278)	248
Total other comprehensive income (loss)	(14,952)	3,570	4,759
Transaction with noncontrolling interests	0		2
Less: Other Comprehensive Income Attributable to the Noncontrolling Interest	(1,734)	213	1
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	(19,448)	(6,230)	(9,587)
Foreign currency translation adjustments
Beginning Balance	(31,949)	(53,759)	(95,692)
Foreign currency translation adjustments, net of tax of ¥(5254) million in 2013, and ¥1739 million in 2014, and ¥(7000) million in 2015	38,309	35,425	47,428
Reclassification adjustment included in net income, net of tax of ¥(1971) million in 2013, and ¥17 million in 2014, and ¥120 million in 2015	(1,154)	1,503	3,551
Total other comprehensive income (loss)	37,155	36,928	50,979
Transaction with noncontrolling interests	(96)		87
Less: Other Comprehensive Income Attributable to the Noncontrolling Interest	(4,424)	11,019	3,735
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	9,295	4,099	5,224
Ending Balance	431	(31,949)	(53,759)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(434)	(1,891)	(2,166)
Net unrealized losses on derivative instruments, net of tax of ¥288 million in 2013, and and ¥31 million in 2014, and ¥971 million in 2015	(2,985)	572	(556)
Reclassification adjustment included in net income, net of tax of ¥(328) million in 2013, and ¥ (298) million in 2014, and ¥ (716) million in 2015	2,424	915	824
Total other comprehensive income (loss)	(561)	1,487	268
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income Attributable to the Noncontrolling Interest	(55)	30	(7)
Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0
Ending Balance	¥ (940)	¥ (434)	¥ (1,891)